Property, Plant and Equipment and Investment Property - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge	£ 0	£ 11	£ 0
Additions to right of use assets	46	42
Impairment loss in respect of investment property	0	11
Rental income from investment property	9	6	3
Non-current assets held for sale [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss in respect of investment property	0	9
Investment property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions to right of use assets	7	15
Cost of goods sold [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	42	40	45
Operating expense [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	34	39	45
Impairment charge	1	2	£ 46
Costs Of Major Restructuring [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge	£ 1	£ 11